UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           AMERICAP ADVISERS, LLC
Address:        228 East 45th Street,  Suite 1802
	          New York, NY 10017


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nadia Albert Gayed
Title:  Chairman & Chief Executive Officer
Phone:  (212) 375-6270

Signature, Place, and Date of Signing:

             Nadia Albert Gayed      New York, NY        07/26/2007


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           57

Form 13F Information Table Value Total: $         268,532



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA INC.                     COM              013817101     7530   185800 SH       SOLE                   182100              3700
ALTERA                         COM              021441100     6305   284900 SH       SOLE                   277900              7000
AMERICAN INTL GROUP            COM              026874107     3046    43500 SH       SOLE                    43500
APPLE COMPUTER INC             COM              037833100     8787    72000 SH       SOLE                    71000              1000
APPLIED MATERIALS INC          COM              038222105     7874   396300 SH       SOLE                   389300              7000
ARCHER DANIELS MIDLAND         COM              039483102     5099   154100 SH       SOLE                   152100              2000
BAXTER INTL.                   COM              071813109     2913    51700 SH       SOLE                    51700
BEA SYSTEMS INC                COM              073325102     5602   409200 SH       SOLE                   394200             15000
BJ SERVICES CO.                COM              055482103     4494   158000 SH       SOLE                   155600              2400
BOSTON SCIENTIFIC              COM              101137107      767    50000 SH       SOLE                    50000
BRISTOL MYERS- SQUIBB          COM              110122108     4996   158300 SH       SOLE                   158300
BROADCOM CORP                  COM              111320107     4461   152500 SH       SOLE                   145500              7000
CATERPILLAR INC DEL            COM              149123101     4855    62000 SH       SOLE                    62000
CBS CORP - CLASS B             COM              124857202     6524   195800 SH       SOLE                   195800
CLOROX CO DEL                  COM              189054109     3726    60000 SH       SOLE                    60000
COCA COLA CO COM               COM              191216100     2882    55100 SH       SOLE                    55100
COEUR D ALENE MINES            COM              192108108      144    40000 SH       SOLE                                      40000
COSTCO WHOLESALE CORP.         COM              22160K105      585    10000 SH       SOLE                    10000
CYPRESS SEMICONDUCTOR Corp     COM              232806109     5217   224000 SH       SOLE                   219000              5000
DISNEY WALT CO DEL             COM              254687106     2762    80900 SH       SOLE                    80900
DOW CHEMICAL                   COM              260543103     1915    43300 SH       SOLE                    41800              1500
EBAY INC                       COM              278642103     7266   225800 SH       SOLE                   219800              6000
EL PASO NATURAL GAS CO NEW     COM              28336l109     7502   435400 SH       SOLE                   426400              9000
ELI LILLY & CO COM             COM              532457108     6633   118700 SH       SOLE                   117200              1500
EMC CORP                       COM              268648102     8000   442000 SH       SOLE                   438000              4000
GENERAL ELECTRIC CORP.         COM              369604103     4326   113000 SH       SOLE                   113000
GENZYME                        COM              372917104     6376    99000 SH       SOLE                    99000
HERSHEY FOODS CORP COM         COM              427866108     3631    71725 SH       SOLE                    71725
INTEL CORP.                    COM              458140100    10196   429500 SH       SOLE                   424500              5000
JOHNSON & JOHNSON              COM              478160104     5503    89300 SH       SOLE                    89300
KRAFT FOODS INC.               COM              50075N104     5203   147600 SH       SOLE                   147600
MCAFEE INC                     COM              579064106     6030   171300 SH       SOLE                   171300
MCKESSON HBOC Inc              COM              58155Q103     6865   115100 SH       SOLE                   112800              2300
MEDCO HEALTH SOLUTIONS INC.    COM              58405U102     3549    45500 SH       SOLE                    45500
MICROSOFT CORP COM             COM              594918104     5110   173400 SH       SOLE                   173400
MORGAN STANLEY                 COM              617446448     6341    75600 SH       SOLE                    75600
NASDAQ STOCK MARKET Inc        COM              631103108     6224   209500 SH       SOLE                   204500              5000
NEWMONT MINING CORP            COM              651639106     4500   115200 SH       SOLE                   115200
NYSE EURONEXT                  COM              629491101     5006    68000 SH       SOLE                    68000
Northgate Exploration Ltd      COM              666416102      120    41300 SH       SOLE                                      41300
ORACLE SYSTEMS CORP            COM              68389X105     5913   300000 SH       SOLE                   300000
PATTERSON ENERGY INC.          COM              703481101     3407   130000 SH       SOLE                   125000              5000
PEPSICO INC                    COM              713448108     2510    38700 SH       SOLE                    38700
PFIZER INC                     COM              717081103     7083   277000 SH       SOLE                   277000
PROCTER & GAMBLE CO            COM              742718109     6645   108600 SH       SOLE                   108600
PROGRESSIVE CORP               COM              743315103      479    20000 SH       SOLE                    20000
RITE AID CORP.                 COM              767754104      198    31000 SH       SOLE                                      31000
SAFEWAY INC NEW                COM              786514208     3451   101400 SH       SOLE                   101400
SANDISK CORP                   COM              80004C101     7742   158200 SH       SOLE                   158200
SCHERING PLOUGH CORP           COM              806605101     5233   171900 SH       SOLE                   168900              3000
SUN MICROSYSTEMS               COM              866810104       53    10000 SH       SOLE                                      10000
SYMANTEC                       COM              871503108     6747   334000 SH       SOLE                   334000
TRIQUINT SEMICONDUCTORS        COM              89674K103      217    42900 SH       SOLE                                      42900
TYCO INTERNATIONAL LTD         COM              G9143X208     5271   156000 SH       SOLE                   156000
UNITED PARCEL SVC INC CL B     COM              911312106     4964    68000 SH       SOLE                    68000
WYETH                          COM              983024100     4014    70000 SH       SOLE                    70000
YAHOO! INC                     COM              984332106     5743   211700 SH       SOLE                   208500              3200